CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 9,355,496	$ 10,471,296	$ 427,954
Restricted cash	4,950,000	0	0
Accounts receivable	2,446,427	1,533,235	0
Prepaid expenses and other current assets	1,706,102	711,889	33,093
Deferred offering costs	0	0	18,678
Total current assets	18,458,025	12,716,420	479,725
Property and equipment, net	19,918,061	21,020,097	0
Goodwill	4,083,621	4,083,621	0
Intangible assets, net	15,459,080	17,234,992	0
Deposits	712,463	632,963	0
Deferred production costs	11,204,843	9,058,844	0
Investments	4,638,631	500,000	0
Cash and marketable securities held in Trust Account	0	141,307,307	138,980,353
Total Assets	74,474,724	65,246,937	139,460,078
Current liabilities:
Accounts payable	1,285,149	1,072,499	0
Accounts payable and accrued expenses	3,474,902	2,442,145	45,391
Accounts payable - related party		13,340	2,940
Deferred Revenue	3,153,197	3,307,843	0
Convertible debt, net of discount	12,785,519	0	0
Convertible debt, related party, net of discount			0
Accrued interest on convertible debt	1,462,173	0	0
Due to Former Parent	0	33,019,510	0
Income taxes payable	205,121	981	85,722
Deferred income taxes	0	438	0
Total current liabilities	23,144,441	39,841,997	134,053
Deferred Rent	1,558,958	1,383,644	0
Total Liabilities	24,703,399	41,225,641	134,053
Commitments
Common stock, $.0001 par value, subject to possible redemption, 13,283,086 and 13,348,443 shares at December, 2018 and 2017, respectively, at redemption value	0	135,467,219	134,326,020
Stockholder's equity:
Preferred stock, $.0001 par value, 1,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $.0001 par value	2,317	1,160	435
Additional paid in capital	161,042,278	124,361,130	4,906,420
Retained earnings	(111,398,765)	(100,479,855)	93,150
Accumulated other comprehensive income	125,495	138,861	0
Total stockholder's equity	49,771,325	24,021,296	12,610,375
Total liabilities and stockholder's equity	$ 74,474,724	$ 65,246,937	$ 139,460,078